Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of reconciliation of changes in intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2018	42,913	2,636	1,911	47,460
Additions – separately acquired	476	–	37	513
Transferred to assets held for sale (Note 18)	(2,486)	–	–	(2,486)
Disposals	(630)	–	(16)	(646)
Exchange and other adjustments	(1,137)	(110)	(93)	(1,340)
At 31 December 2018	39,136	2,526	1,839	43,501
Additions – separately acquired	1,835	99	67	2,001
Disposals	(35)	–	(151)	(186)
Exchange and other adjustments	(282)	24	26	(232)
At 31 December 2019	40,654	2,649	1,781	45,084
Additions – separately acquired	1,454	2	136	1,592
Disposals	(970)	(66)	(636)	(1,672)
Exchange and other adjustments	1,539	57	7	1,603
At 31 December 2020	42,677	2,642	1,288	46,607
Amortisation and impairment losses
At 1 January 2018	17,658	2,004	1,610	21,272
Amortisation for year	2,016	69	80	2,165
Impairment charges	711	–	–	711
Impairment reversals	(28)	–	–	(28)
Transferred to assets held for sale (Note 18)	(1,504)	–	–	(1,504)
Disposals	(294)	–	(13)	(307)
Exchange and other adjustments	(652)	(38)	(77)	(767)
At 31 December 2018	17,907	2,035	1,600	21,542
Amortisation for year	1,808	52	68	1,928
Impairment charges	1,034	–	2	1,036
Impairment reversals	(3)	–	–	(3)
Disposals	(29)	–	(147)	(176)
Exchange and other adjustments	(112)	10	26	(76)
At 31 December 2019	20,605	2,097	1,549	24,251
Amortisation for year	1,872	59	61	1,992
Impairment charges	405	–	–	405
Impairment reversals	(165)	–	–	(165)
Disposals	(899)	(66)	(636)	(1,601)
Exchange and other adjustments	746	38	(6)	778
At 31 December 2020	22,564	2,128	968	25,660
Net book value
At 31 December 2018	21,229	491	239	21,959
At 31 December 2019	20,049	552	232	20,833
At 31 December 2020	20,113	514	320	20,947

Summary of amortisation charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2018
Cost of sales	187	–	–	187
Research and development expense	–	33	–	33
Selling, general and administrative costs	1,829	32	80	1,941
Other operating income and expense	–	4	–	4
Total	2,016	69	80	2,165
Year ended 31 December 2019
Cost of sales	87	–	–	87
Research and development expense	–	29	–	29
Selling, general and administrative costs	1,721	19	68	1,808
Other operating income and expense	–	4	–	4
Total	1,808	52	68	1,928
Year ended 31 December 2020
Cost of sales	66	–	–	66
Research and development expense	–	29	–	29
Selling, general and administrative costs	1,806	28	61	1,895
Other operating income and expense	–	2	–	2
Total	1,872	59	61	1,992

Summary of impairment charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2018
Research and development expense	539	–	–	539
Selling, general and administrative costs	144	–	–	144
Total	683	–	–	683
Year ended 31 December 2019
Research and development expense	609	–	–	609
Selling, general and administrative costs	425	–	2	427
Other operating income and expense	(3)	–	–	(3)
Total	1,031	–	2	1,033
Year ended 31 December 2020
Research and development expense	55	–	–	55
Selling, general and administrative costs	185	–	–	185
Total	240	–	–	240

Summary of significant intangible assets

	Carrying value	Remaining amortisation
	$m	period
Intangible assets arising from the acquisition of Acerta Pharma	5,781	12 years
Intangible assets arising from the acquisition of ZS Pharma	2,746	11 years
Enhertu intangible assets acquired from Daiichi Sankyo	1,651	13 years
Intangible assets arising from the acquisition of Ardea[1]	1,172	Not amortised
Other intangible assets acquired from Daiichi Sankyo[1]	1,060	Not amortised
Farxiga/Forxiga intangible assets acquired from BMS	952	6 years
Intangible assets arising from the restructuring of a historical joint venture with MSD	797	1 to 9 years
Intangible assets arising from the acquisition of Pearl Therapeutics	765	8 to 9 years
RSV franchise assets arising from the acquisition of MedImmune	764	5 years
Bydureon intangible assets acquired from BMS	581	10 years
Respiratory intangible assets acquired from Almirall and Actavis	527	4 to 18 years
Onglyza intangible assets acquired from BMS	462	3 years
Roxadustat intangible assets acquired from FibroGen	444	9 years
Other diabetes intangible assets acquired from BMS	391	2 to 5 years
Monalizumab intangible assets acquired from Innate Pharma[1]	344	Not amortised

[1]	Assets in development are not amortised but are tested annually for impairment.